Shareholder Fees - FidelityLargeCapStockK6Fund-PRO	Jun. 29, 2024 USD ($)
FidelityLargeCapStockK6Fund-PRO | Fidelity Large Cap Stock K6 Fund
Shareholder Fees:
(fees paid directly from your investment)	none